Note 5 - Goodwill and Intangible Assets (Detail) - Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 90,582	$ 32,395
Goodwill acquired during the year	209,619	57,877
Adjustments to prior year acquisitions	1,799	(303)
Effect of foreign currency translation	(1,740)	613
Balance at end of year	$ 300,260	$ 90,582